Components of Provision for Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Provision of Income Taxes [Line Items]
Federal	$ 223	$ 193	$ (705)
Foreign	(45)	25	(19)
State and Local	114	290	(42)
Total	292	508	(766)
Federal	(553)	276	2,945
Foreign	10	(38)	(24)
State and Local	(403)	(455)	316
Total	(946)	(217)	3,237
Investment tax credits	(6)	(6)	(4)
Total income tax provision (benefit)	$ (660)	$ 285	$ 2,467